Loans payable - Narrative (Details) $ in Thousands				3 Months Ended	6 Months Ended		12 Months Ended			48 Months Ended
	Mar. 03, 2022 USD ($)	Nov. 23, 2020 CAD ($)	Nov. 20, 2020 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2025	Nov. 20, 2020 CAD ($)
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt							$ 0		$ 3,873
Debt instrument, frequency of periodic payment										5
Proceeds from debt financing							111
Government assistance recognized							$ 7,140		12,027
TPC Loan
Debt Instrument [Line Items]
Debt Instrument fund raised								$ 12,500,000
Debt Instrument, Payment Terms							May of each year	May of each year
Debt Instrument Forgiveness of unpaid accrued debt principal and interest		$ 5,000,000
Gain (loss) on extinguishment of debt									3,900
Debt instrument, waiver of interest on principal		2,500,000
Debt instrument, annual principal payment		$ 500,000
Discount percentage		25.00%
SIF Loan
Debt Instrument [Line Items]
Discount percentage											26.00%
Face amount											$ 40,000,000
Term			15 years
Repayment benchmark year, revenue			$ 70,000
Repayment benchmark year, period			14 years
Percentage of decrease in projected revenue											5.00%
Debt Instrument, Increase (Decrease), Net			$ 157,000
Recognized research incentives receivable related to approved eligible expenditure claims							$ 3,100		11,700
Government assistance recognized							7,200		$ 12,000
Increase decrease in debt instrument carrying value							$ 3,800
DWave System [Member]
Debt Instrument [Line Items]
Proceeds from debt financing					$ 19,870	$ 0
DWave System [Member] | SIF Loan
Debt Instrument [Line Items]
Discount percentage											26.00%
Face amount											$ 40,000,000
Term			15 years
Repayment benchmark year, revenue			$ 70,000
Repayment benchmark year, period			14 years
DWave System [Member] | Venture Loan
Debt Instrument [Line Items]
Face amount	$ 25,000
Proceeds from debt financing	$ 15,000			$ 5,000	$ 20,000
DWave System [Member] | Prime rate | Venture Loan
Debt Instrument [Line Items]
Basis spread on variable rate	7.25%
Variable rate basis, floor	3.25%